Contractual Commitments: (Details Textual)						1 Months Ended											2 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2015 USD ($) shares	Nov. 01, 2014 USD ($) $ / shares shares	Oct. 09, 2014 USD ($)	Sep. 12, 2014 USD ($) $ / shares shares	Sep. 04, 2014 USD ($) ft²	Jun. 17, 2015 USD ($)	Feb. 28, 2015 USD ($)	Jul. 23, 2014	Jul. 16, 2014 USD ($) shares	Jun. 30, 2014 USD ($) shares	Jan. 31, 2014 USD ($) $ / shares shares	Jan. 23, 2014 $ / shares shares	Jan. 16, 2014 USD ($)	Oct. 30, 2013 USD ($) $ / shares shares	Feb. 28, 2013 USD ($) $ / shares shares	Feb. 25, 2013 USD ($)	Feb. 28, 2013 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Contractual Commitments And Contingencies [Line Items]
General Contractor Costs																	$ 20,833
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																		20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																		7 years 9 months 18 days	8 years 6 months
Area of Land | ft²					4,000
Description of Lessor Leasing Arrangements, Operating Leases					The lease commenced September 1, 2014 and expires December 1, 2017 and has two (2) one-year renewal options.
Accrued Rent					$ 88,000
Operating Leases, Rent Expense																			$ 28,927
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																		$ 1.17	$ 1.29	$ 1.47
Restructuring and Related Cost, Description																		Mr. Ramat is entitled to receive a severance amount equal to his then-current base salary less $50,000 multiplied by 50%, payable in a single lump sum
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares									1.24									70,000	2,350,000	6,489,404
Percentage Of Vested Options									20.00%
Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Severance Costs																		$ 175,000
Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees				$ 400,000					$ 20,000						$ 50,000
Service Cost Paid Under Installment															$ 4,167
Stock Option Entitled To Related Party | shares															300,000
Stock Option Entitled To Related Party Purchase Price Per Share | $ / shares															$ 1.00		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage															20.00%
Targeted Bonus Percentage Of Base Consulting Fees				50.00%
Consulting Fees Total				$ 50,000
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount																		$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	100,000
Targeted Value Of Financing Options	$ 10,000,000
Freiman [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees				$ 20,000
Freiman And Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees									20,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares				$ 0.60
Consulting Fees Reduced Amount									$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Description								options to purchase 400,000 shares of the Companys common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Companys last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018										options to purchase 400,000 shares of the Companys common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Companys last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 0.60
Executive Director - Pharmacology [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement										$ 180,000
Targeted Bonus Percentage Of Base Salary										25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares									50,000	50,000
Severance Costs																		$ 90,000
Excess Of Additional Paid In Capital																		$ 7,500,000
Board of Directors Chairman [Member]
Contractual Commitments And Contingencies [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																		50.00%
Noninterest Expense Directors Fees																		$ 9,000
Employment Contracts [Member] | Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement											$ 210,000		$ 210,000
Targeted Bonus Percentage Of Base Salary											35.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term											10 years
Employment Contracts [Member] | Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement											$ 210,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		20.00%
Targeted Bonus Percentage Of Base Salary											35.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term											10 years
Salaries, Wages and Officers' Compensation		$ 325,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares		250,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares		$ 0.71
Employment Contracts [Member] | Chief Financial Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement														$ 240,000
Increasing Decrease In Annual Salary														275,000
Bonus																			$ 50,000	$ 35,000
Targeted Bonus Percentage Of Base Salary																		50.00%	50.00%
Employment Contracts [Member] | Executive Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Salaries, Wages and Officers' Compensation		$ 325,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares		250,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares		$ 0.71
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		1 year
Employment Contracts [Member] | Executive Vice President [Member] | Deferred Bonus [Member]
Contractual Commitments And Contingencies [Line Items]
Monthly Signing Bonus		$ 8,507
Salaries, Wages and Officers' Compensation		$ 102,083
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage		50.00%
Employment Contracts [Member] | Robert Weinstein [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement														240,000
Increasing Decrease In Annual Salary														$ 275,000
Employment Contracts [Member] | Qualifed Stock Option [Member] | Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											5 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage											20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares											100,000	100,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period												20 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares											$ 1.76	$ 1.76
Severance Costs						$ 175,000												$ 40,000
Excess Of Additional Paid In Capital													$ 7,500,000
Employment Contracts [Member] | Qualifed Stock Option [Member] | Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage											25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											4 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage											25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares											125,000								31,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares											$ 1.76
Severance Costs							$ 217,000												$ 217,000
Employment Contracts [Member] | Qualifed Stock Option [Member] | Chief Financial Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage														25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											4 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares														650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term														10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares														$ 1.00
Employment Contracts [Member] | Qualifed Stock Option [Member] | Robert Weinstein [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage														25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares														650,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares														$ 1.00
Non-Qualified Stock Options [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares				50,000
Non-Qualified Stock Options [Member] | Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares				250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term															10 years
Non-Qualified Stock Options [Member] | Freiman [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares				50,000
Independent Contractor Agreement [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement																$ 250,000
Annual Bonus Providing Under Agreement																50,000
Increasing Decrease In Annual Salary																300,000
Increasing Decrease In Annual bonus																$ 100,000
Separation Agreement [Member] | Former President [Member]
Contractual Commitments And Contingencies [Line Items]
Reimbursement Of Attorney Fee			$ 17,000
Deferred Compensation Arrangement with Individual, Compensation Expense			2,684
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			233,000
Accrued Vacation			25,478
Supplemental Unemployment Benefits, Continuation of Health Care			$ 2,974						$ 2,974
Deferred Compensation Arrangement with Individual, Distributions Paid																			$ 282,000
Series A Preferred Stock [Member] | Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Stock Option Entitled To Related Party | shares															1,000,000		1,000,000